Nationwide Schroders Global Equity Fund Performance Management - Nationwide Schroders Global Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920. The Fund compares its performance to the MSCI All Country World Index to satisfy a Securities and Exchange Commission (SEC) disclosure requirement.
The Fund's performance prior to November 17, 2025, reflects returns pursuant to different principal investment strategies and a different subadviser. If the Fund's current strategies and subadviser had been in place for the prior period, the performance information shown would have been different.
Performance Past Does Not Indicate Future [Text]	 Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities market index and an additional index. The additional index has characteristics relevant to the Fund’s investment strategy.
Bar Chart [Heading]	Annual Total Returns– Class R6 Shares <br/>(Years Ended December 31,)
Bar Chart Closing [Text Block]	Highest Quarter:20.71%–Q2 2020Lowest Quarter:-22.31%–Q1 2020Year-to-date total return:8.34%–June 30, 2026
Performance Table Heading	Average Annual Total Returns <br/>(For the Periods Ended December 31, 2025)
Performance Table Narrative	After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown in the table for Class R6 shares only and will vary for other classes.
Performance Availability Website Address [Text]	nationwide.com/mutualfunds
Performance Availability Phone [Text]	800-848-0920
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date total return:
Bar Chart, Year to Date Return	8.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter:
Highest Quarterly Return	20.71%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter:
Lowest Quarterly Return	(22.31%)
Lowest Quarterly Return, Date	Mar. 31, 2020